Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
For the years ending December 31,	Amount
2018	$264,697
2019	228,493
2020	71,070
2021	65,148
Total	$629,408